Stock-based Compensation - Summary Of Stock Option Plan Activity (Detail)	3 Months Ended
Mar. 31, 2021 $ / shares shares
Performance Stock Units [Member]
Stock Based Compensation [Line Items]
Beginning of the period | shares	0
Granted | shares	2,594,566
Vested | shares	24,784
Forfeited | shares	0
End of the period | shares	2,569,782
Beginning of the period | $ / shares	$ 0
Granted | $ / shares	13.21
Vested | $ / shares	13.33
Forfeited | $ / shares	0
End of the period | $ / shares	$ 13.21
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation [Line Items]
Beginning of the period | shares	0
Granted | shares	1,745,087
Vested | shares	0
Forfeited | shares	23,810
End of the period | shares	1,721,277
Beginning of the period | $ / shares	$ 0
Granted | $ / shares	13.19
Vested | $ / shares	0
Forfeited | $ / shares	13.33
End of the period | $ / shares	$ 13.18